Deferred Tax Assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Tax Assets [Abstract]
Schedule of Major Deferred Tax Assets

The following are the major deferred tax assets recognised by the Company and the movements thereon, during the current and prior reporting periods:

	December 31, 2023	December 31, 2024
	RM	RM	US$
Provisions:

At beginning of the year	339,650	339,650	75,978
Charge to profit and loss	-	(339,650)	(75,978)
At end of the year	339,650	-	-